THE MANAGERS FUNDS

                               ANNUAL REPORT
                            November 30, 2002
                            ------------------

                            Money Market Fund


                          "access to excellence"

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                       MANAGERS MONEY MARKET FUND

                              ANNUAL REPORT
                            NOVEMBER 30, 2002

                           TABLE OF CONTENTS
                           -----------------
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                                                                Page
                                                                ----
LETTER TO SHAREHOLDERS                                           1

MANAGERS PERFORMANCE                                             2
 Complete performance table for all of The Managers Funds and Managers AMG Funds as of December 31, 2002

FINANCIAL STATEMENTS:
 Statement of Assets and Liabilities                             4
   Fund's balance sheet
 Statement of Operations                                         4
   Detail of sources of income and Fund expenses during the year
 Statement of Changes in Net Assets                              5
   Detail of changes in Fund assets and distributions to shareholders during the past two years

FINANCIAL HIGHLIGHTS                                             6
 Historical distributions, total returns, expense ratios and net assets

NOTES TO FINANCIAL STATEMENTS                                    7
 Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates

REPORT OF INDEPENDENT ACCOUNTANTS                                9

TRUSTEES AND OFFICERS                                            10

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LETTER TO SHAREHOLDERS
------------------------------------------------------------
Dear Fellow Shareholder:

Although the U.S. economy moved forward in 2002, it certainly did not seem to be a productive year, particularly because of the continued decline of the equity markets. While some financial market experts have labeled this a disconnection of the stock market from the economy, we believe that this is a result of the markets actually reconnecting with the realistic levels of economic growth and profitability. In addition, there is a belief that the only reason that the economy was able to expand was as a result of aggressive monetary stimulus applied by the Federal Reserve. This stimulus came primarily in the form of lowering both the Fed Funds target rate and the Discount rate. After lowering these rates eleven times in 2001, the Federal Open Market Committee (FOMC) held them steady through most of 2002 until lowering both by another one-half of one percentage point (50 bp) in early November
2002. Currently, the Fed Funds Target rate stands at 1.25%, which is 525 basis points lower than its recent peak of 6.50% in late 2000. Similarly, the Discount rate has dropped by 525 basis points to its current level of 0.75%.
While money market instruments have been a useful safe haven for investors in these very volatile markets, the lowering of short-term rates to levels not seen in 40 years has caused the current and prospective returns for money market funds to be meager at best.

We are pleased to report that the Fund has achieved its goal of providing stability of capital and that it has performed slightly better than its primary benchmark, the iMoneyNet All Taxable Money Fund Average during the past fiscal year. For the twelve months ended November 30, 2002, Managers Money Market Fund provided a return of 1.40%. For the same period, the iMoneyNet All Taxable Money Fund
Average return was 1.33%. Although these returns are low, they are within reasonable expectations given the level of short-term rates throughout the year. Unless there is a significant change in the interest rate environment we would expect similarly low returns in the year to come.
Typically the best estimate for the prospective return of a money market fund is its current yield. As of November 30, 2002, the 30-day average annualized yield for the Fund was 1.05%.

Page 2 of this report contains a table with the performance of the Fund over various trailing time periods along with performance of all of the Funds within The Managers Funds family. As always, we post any news or other pertinent information about the Funds as soon as applicable on our website at www.managersfunds.com. Should you have any questions about this report, please feel free to contact us at 1-800-835-3879, or visit the website. We thank you for your investment in The Managers Funds.

Peter M. Lebovitz
President
The Managers Funds

Thomas G. Hoffman
Director of Research
The Managers Funds LLC

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
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THE MANAGERS FUNDS AND
MANAGERS AMG FUNDS PERFORMANCE (unaudited)
All periods ended December 31, 2002
----------------------------------------------------------------------------------------------
                                           AVERAGE ANNUAL TOTAL RETURNS (1)
                        ----------------------------------------------------------------------
THE MANAGERS FUNDS:       1          3          5         10        SINCE      INCEPTION
EQUITY FUNDS:           YEAR       YEARS      YEARS      YEARS      INCEPTION  DATE
-------------------     ----------------------------------------------------------------------
Value                   (23.79)%    (4.86)%    0.04%      8.58%      11.01%     Oct.'84
Capital Appreciation    (30.49)%   (28.20)%    3.41%      8.79%      11.88%     Jun.'84
Small Company (2)       (21.57)%        -         -          -      (16.15)%    Jun.'00
Special Equity          (21.98)%   (11.26)%    1.53%      9.95%      12.63%     Jun.'84
International Equity    (16.71)%   (16.39)%   (3.46)%     5.56%       8.56%     Dec.'85
Emerging Markets
  Equity (2)             (7.95)%   (12.45)%       -          -       (0.27)%    Feb.'98
U.S. Stock Market
  Plus(2)               (22.99)%   (15.64)%   (1.73)%     9.05%       9.64%     Jun.'92

INCOME FUNDS:
-------------
Money Market (2)          1.36%      3.76%     4.28%      4.33%       5.48%     Jun.'84
Bond (2)                 10.98%     10.02%     7.35%      8.39%      10.19%     Jun.'84
Global Bond              18.85%      3.89%     3.78%         -        4.54%     Mar.'94
Intermediate Duration
  Government (2)          8.64%      8.80%     6.78%      7.29%       7.75%     Mar.'92
Intermediate Bond        (1.51)%     4.05%     3.93%      4.39%       7.14%     Jun.'84
Short Duration
  Government (2)          4.14%      5.53%     5.09%      5.26%       5.36%     Mar.'92
----------------------------------------------------------------------------------------------
MANAGERS AMG FUNDS:
-------------------
Essex Aggressive Growth
  Institutional Class        -          -         -          -      (16.49)%    Mar.'02
Essex Aggressive Growth
  Investor Class (2)    (27.72)%   (22.23)%       -          -      (11.02)%    Nov.'99
Frontier Growth (2,3)   (26.96)%   (18.22)%    0.53%      5.67%      11.45%     Mar.'88
Frontier Small
  Company Value (2)     (14.46)%        -         -          -       (0.83)%    Feb.'01
Rorer Large-Cap (2)     (20.52)%        -         -          -      (20.01)%    Dec.'01
Rorer Mid-Cap (2)       (13.35)%        -         -          -      (11.34)%    Dec.'01
Systematic Value (2)         -          -         -          -      (16.20)%    Apr.'02
Burridge Small Cap
  Growth (2,4)          (21.05)%        -         -          -       (0.42)%    Sep.'00
----------------------------------------------------------------------------------------------
First Quadrant Tax-
 Managed Equity (2,5)
  Before Taxes          (19.52)%        -         -          -      (12.08)%    Dec.'00
  After Taxes on
    Distributions       (19.78)%        -         -          -      (12.22)%
  After Taxes on
    Distributions and
    Sale of Fund Shares (11.98)%        -         -          -       (9.60)%
----------------------------------------------------------------------------------------------
See the Notes to the Performance Table on the following page.

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THE MANAGERS FUNDS AND
MANAGERS AMG FUNDS PERFORMANCE (continued)
Notes to the Performance Table
----------------------------------------------------------------
Past performance is not a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. An investment in Managers Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Additional risks are associated with investing in international and emerging markets, and such securities may be considered speculative. There are also risks associated with investing in small-cap companies, such as increased volatility. For more information regarding The Managers Funds and Managers AMG Funds, including fees, expenses and risks, please call (800) 835-3879 or visit our website at www.managersfunds.com for a Prospectus. Please read the Prospectus carefully before you invest or send money. The Prospectus is not an offer to sell shares in the Funds. Distributed by Managers Distributors, Inc., a NASD member.

(1) Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. Year to date total returns are based on calendar year.

(2) From time to time, the Fund's advisor has waived fees and/or reimbursed expenses, which may have resulted in higher returns.

(3) The "Since Inception" return, and returns for all periods beginning prior to 10/1/00, for the Frontier Growth Fund reflect performance linked with the Frontier Growth predecessor fund which began operations on March 7, 1988. Only quarterly returns are available prior to 10/1/00 and thus not all returns are available for "intra-quarter" periods. The predecessor fund's objectives, policies, guidelines and restrictions were, in all material respects, the same as the Fund's. The predecessor fund was not registered as a mutual fund and therefore was not subject to certain restrictions that are imposed upon mutual funds. If the predecessor fund had been registered as a mutual fund, the predecessor fund's performance may have been adversely affected. The performance of the predecessor fund was calculated according to the standardized SEC method, except that quarterly rather than daily fund values were used.

(4) The "Since Inception" return, and returns for all periods beginning prior to 6/25/02, for the Burridge Small Cap Growth Fund reflect performance linked with a "Predecessor Account" which began operations on September 27, 2000. The Predecessor Account's objectives, policies, guidelines and restrictions were, in all material respects, the same as the Fund's. The Predecessor Account was not registered as a mutual fund and therefore was not subject to certain investment restrictions that are imposed upon mutual funds. If the Predecessor Account had been registered as a mutual fund, the Account's performance may have been adversely affected. The performance of the Predecessor Account was calculated according to the standardized SEC method.

(5) After-tax returns are calculated by Lipper using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for the same period if no distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than, or equal to, Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

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MANAGERS MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2002
------------------------------------------------------------------
ASSETS:
-------
Investment in JPMorgan Prime Money Market Fund
  Institutional Class Shares                        $  37,592,601
Receivable for Fund shares sold                         1,201,764
Dividend receivable                                        41,440
Prepaid expenses                                           11,152
                                                    --------------
  Total assets                                         38,846,957
                                                    --------------
LIABILITIES:
------------
Payable for Fund shares repurchased                     1,197,270
Administration fee payable                                  4,204
Other accrued expenses                                     20,940
                                                    --------------
  Total liabilities                                     1,222,414
                                                    --------------

NET ASSETS                                          $  37,624,543
                                                    ==============

 Shares outstanding                                    37,624,543
                                                    ==============
 Net asset value, offering and redemption
    price per share                                         $1.00
                                                           ======
NET ASSETS REPRESENT:
---------------------
Paid-in capital                                     $  37,624,543
                                                    =============
------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the fiscal year ended November 30, 2002
------------------------------------------------------------------
INVESTMENT INCOME:
------------------
 Dividend income                                    $     709,274

EXPENSES:
---------
 Administration fees                   $   59,782
 Transfer agent                            58,351
 Registration fees                         18,241
 Professional fees                         16,663
 Accounting fees                            6,000
 Trustees' fees and expenses                2,891
 Miscellaneous expenses                    10,337
                                       -----------
  Total expenses before offsets           172,265
                                       -----------
 Less: Expense reductions                 (24,651)
                                       -----------
  Total expenses                                          147,614
                                                    -------------
NET INVESTMENT INCOME                               $     561,660
                                                    =============

The accompanying notes are an integral part of these financial statements.

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MANAGERS MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended November 30,
------------------------------------------------------------------
                                          2002            2001
                                      -----------     ------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
  Net investment income               $  561,660      $ 2,497,684
                                      -----------     ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income             (561,660)      (2,497,684)
                                      -----------     ------------
FROM CAPITAL SHARE TRANSACTIONS
 (at a constant $1.00 per share):
  Proceeds from sale of shares        483,593,660     634,306,372
  Reinvestment of dividends               511,496       2,383,391
  Cost of shares repurchased         (482,192,556)   (667,570,973)
                                      -----------     ------------
  Net increase (decrease) from
   capital share transactions           1,912,600     (30,881,210)
                                      -----------     ------------
  Total increase (decrease) in
   net assets                           1,912,600     (30,881,210)

NET ASSETS:
-----------
 Beginning of year                     35,711,943      66,593,153
                                      -----------     ------------
 End of year                          $37,624,543     $35,711,943
                                      ===========     ============

The accompanying notes are an integral part of these financial statements.

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MANAGERS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
For a share of capital stock outstanding throughout each fiscal year
-------------------------------------------------------------------------------
                                       Fiscal year ended November 30,
                               ------------------------------------------------
                                 2002      2001      2000      1999      1998
                               -------   -------   -------   -------   -------
NET ASSET VALUE,
 BEGINNING OF YEAR             $1.000    $1.000    $1.000    $1.000    $$1.000
                               -------   -------   -------   -------   -------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income         0.014     0.042     0.059     0.047      0.052

LESS DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
  Net investment income        (0.014)   (0.042)   (0.059)   (0.047)    (0.052)
                               -------   -------   -------   -------   -------
NET ASSET VALUE,
 END OF YEAR                   $1.000    $1.000    $1.000    $1.000    $1.000
                               =======   =======   =======   =======   =======
---------------------------------------------------------------------------------
Total Return                     1.40%     4.27%     6.05%(a)  4.84%(a)  5.30%(a)
=================================================================================
Ratio of net expenses to
  average net assets (b)         0.37%     0.44%     0.49%     0.48%     0.50%

Ratio of net investment income
  to average net assets          1.41%     4.18%     5.89%     4.74%     5.17%

Net assets at end of year
  (000's omitted)              $37,625   $35,712   $66,593   $53,627   $45,282
=================================================================================
Expense Waivers/Offsets (c)
---------------------------
Ratio of total expenses to
  average net assets             0.43%     0.44%     0.51%     0.63%     0.70%

Ratio of net investment income
  to average net assets          1.35%     4.18%     5.87%     4.59%     4.97%
=================================================================================
(a) Total returns and net investment income would have been lower had certain expenses not been reduced during the year.
(b) Prior to September 4, 2001 the Fund invested all of its investable assets under a "Master-Feeder" arrangement under which expenses of the Master were allocated to the Fund.
(c) Ratio information assuming no reduction of Fund expenses due to waivers, reimbursements or expense offsets. (See Notes to Financial Statements).

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MANAGERS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2002
----------------------------------------------------------------
Managers Money Market Fund (the "Fund") is a series of The
Managers Funds (the "Trust"), a no-load, open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended. Currently, the Trust is comprised of 10 investment series, (collectively the "Funds").

The Fund invests all of its investable assets in the Institutional Class Shares of the JPMorgan Prime Money Market Fund (the "JPM Fund"), a separate registered investment company with substantially the same investment objective and policies as the Fund. The performance of the Fund is directly affected by the performance of the JPM Fund.

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual amounts could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a) VALUATION OF INVESTMENTS
The investment in the JPM Fund is valued at its end of day net asset value per share. The JPM Fund's underlying investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and therefore assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

(b) SECURITY TRANSACTIONS
Dividends declared by the JPM Fund accrue daily.

(c) INVESTMENT INCOME AND EXPENSES
As a shareholder of the JPM Fund, the Fund will receive its proportionate share of the dividends paid by such class, which takes into consideration the Fund's proportionate share of net investment income and expenses of such class. Expenses incurred by the Trust, which cannot be directly attributed to the Fund are apportioned among the Fund and other affiliated funds based upon their relative average net assets or number of shareholders.

The Fund has an "omnibus account" arrangement with J.P. Morgan Fleming Asset Management (USA) Inc., the shareholder servicing agent of the JPM Fund, whereby the Fund is credited with a factor of 0.05% of the average assets invested in the JPM Fund. This credit serves to reduce transfer agent expenses that would other-

                               7
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----------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
----------------------------------------------------------------
wise be charged to the Fund. From December 1, 2001 to November 30, 2002, the transfer agent expense was reduced under this arrangement by $24,651.

(d) DIVIDENDS AND DISTRIBUTIONS
Income dividends and capital gain distributions, if any, normally will be declared daily and payable on the third to the last business day of the month. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

(e) FEDERAL TAXES
The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended; to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

(f) CAPITAL STOCK
The Trust's Declaration of Trust authorizes for the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At November 30, 2002, one unaffiliated shareholder held 14% of the outstanding shares of the Fund.

(2) AGREEMENTS AND TRANSACTIONS WITH AFFILIATES
The Trust has entered into an Administrative and Shareholder Servicing Agreement under which The Managers Funds LLC (the "Administrator"), a subsidiary of Affiliated Managers Group, Inc. ("AMG"), serves as the Fund's administrator and is responsible for certain aspects of managing the Fund's operations, including administration and shareholder services of the Fund. For these services, the Fund is required to pay the Administrator 0.15% of the Fund's average daily net assets per annum. The Fund is distributed by Managers Distributors, Inc., ("MDI"), a wholly-owned subsidiary of The Managers Funds LLC. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Administrator, AMG and/or MDI.

The aggregate annual fee paid to each outside Trustee for serving as a Trustee of the Trust is $20,000. In addition, the in-person and telephonic meeting fees the Trustees receive are $1,000 and $500 per meeting, respectively. The Trustees' fee expense shown in the financial statements represents the Fund's allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Trust and in the complex.

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----------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
----------------------------------------------------------------
To the Board of Trustees of The Managers Funds and the
Shareholders of Managers Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Managers Money Market Fund (the "Fund") at November 30, 2002, the results of its operations, the changes in net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
January 21, 2003

                               9
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TRUSTEES AND OFFICERS (unaudited)
----------------------------------------------------------------
The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Fund. The Trustees are experienced executives who meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund's performance.
Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 40 Richards Avenue, Norwalk, Connecticut 06854.

The Trustees hold office without limit in time except that
(a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee may be removed by a written declaration signed by shareholders holding not less than two-thirds of the shares then outstanding and filed with the Trust's custodian; and (d) any Trustee may be removed at any meeting of shareholders by a two-thirds vote of the outstanding voting securities of the Trust.

INDEPENDENT TRUSTEES
JACK W. ABER - Trustee; Professor of Finance, Boston University School of Management since 1972. He has served as a Trustee of the Trust (10 portfolios) since March 1999. He also serves as a Trustee of Managers AMG Funds (8 portfolios), Managers Trust I (1 portfolio) and Managers Trust II (2 portfolios). He serves as a Trustee of Third Avenue Trust and a Director of Appleton Growth Fund. His date of birth is September 9, 1937.

WILLIAM E. CHAPMAN, II - Trustee; President and Owner, Longboat Retirement Planning Solutions since 1998. He serves as part time employee of Hewitt Associates, LLC delivering retirement and investment education seminars. From 1990 to 1998, he served in a variety of roles with Kemper Funds, the last of which was President of the Retirement Plans Group. Prior to joining Kemper, he spent 24 years with CIGNA in investment sales, marketing and general management roles. He has served as a Trustee of the Trust (10 portfolios) since March 1999. He also serves as a Trustee of Managers AMG Funds (8 portfolios), Managers Trust I (1 portfolio) and Managers Trust II (2 portfolios). He serves as a Trustee of Third Avenue Trust. His date of birth is September 23, 1941.

EDWARD J. KAIER - Trustee; Partner, Hepburn Willcox Hamilton & Putnam since 1977. He has served as a Trustee of the Trust (10 portfolios) since March 1999. He also serves as a Trustee of Managers AMG Funds (8 portfolios), Managers Trust I (1 portfolio) and Managers Trust II (2 portfolios). He serves as a Trustee of Third Avenue Trust. His date of birth is September 23, 1945.

MADELINE H. MCWHINNEY - Trustee; Member of the Investment Committee, New Jersey Supreme Court since 1990. From 1977 to 1994, she was the President of Dale, Elliott & Company, Inc., Management Consultants. From 1983 to 1998, she was a Member of the Advisory Board on Professional Ethics, New Jersey Supreme Court. She has served as a Trustee of the Trust (10 portfolios) since 1987. She also serves as a Trustee of Managers Trust I (1 portfolio) and Managers Trust II (2 portfolios). Her date of birth is March 11, 1922.

STEVEN J. PAGGIOLI - Trustee; Consultant, formerly Executive Vice President and Director, The Wadsworth Group from 1986 to 2001. Executive Vice President, Secretary and Director of Investment Company Administration, LLC since 1990. Trustee of

                               10
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TRUSTEES AND OFFICERS (continued)
----------------------------------------------------------------
Professionally Managed Portfolios since 1991. He has served as a Trustee of the Trust (10 portfolios) since 1993. He also serves as a Trustee of Managers Trust I (1 portfolio) and Managers Trust II (2 portfolios). His date of birth is April
3, 1950.

ERIC RAKOWSKI - Trustee; Professor, University of California at Berkeley School of Law since 1990. Visiting Professor, Harvard Law School 1998-1999. He has served as a Trustee of The Managers Funds since March 1999. He has served as a Trustee of the Trust (10 portfolios) since March 1999. He also serves as a Trustee of Managers AMG Funds (8 portfolios), Managers Trust I (1 portfolio) and Managers Trust II (2 portfolios). He serves as a Trustee of Third Avenue Trust. His date of birth is June 5, 1958.

THOMAS R. SCHNEEWEIS - Trustee; Professor of Finance, University of Massachusetts since 1985. Managing Director, CISDM at the University of Massachusetts since 1984. President and Chief Executive Officer of Schneeweis Partners, LLC since January 2001. He has served as a Trustee of the Trust (10 portfolios) since 1987. He also serves as a Trustee of Managers Trust I (1 portfolio) and Managers Trust II (2 portfolios). His date of birth is May 10, 1947.

INTERESTED TRUSTEES (1)
SEAN M. HEALEY - Trustee; President and Chief Operating Officer of Affiliated Managers Group, Inc. since October 1999. Director of Affiliated Managers Group, Inc. since May 2001. From April 1995 to October 1999, he was Executive Vice President of Affiliated Managers Group, Inc. From August 1987 through March 1995, he served in a variety of roles in the Mergers and Acquisitions Department of Goldman, Sachs & Co., the last of which was Vice President. He has served as a Trustee of the Trust (10 portfolios) since March 1999. He also serves as a Trustee of Managers AMG Funds (8 portfolios), Managers Trust I (1 portfolio) and Managers Trust II (2 portfolios). His date of birth is May 9, 1961.

PETER M. LEBOVITZ - Trustee of the Trust (10 portfolios) since 2002 and President since March 1999; President and Chief Executive Officer of The Managers Funds LLC since April 1999. From September 1994 to April 1999, he was Director of Marketing of The Managers Funds, L.P. (the predecessor to The Managers Funds LLC). President of Managers Distributors, Inc. since December 2000. He also serves as Trustee and President of Managers AMG Funds (8 portfolios), Managers Trust I (1 portfolio) and Managers Trust II (2 portfolios). From June 1993 to June 1994, he was the Director of Marketing for Hyperion Capital Management, Inc. From April 1989 to June 1993, he was Senior Vice President for Greenwich Asset Management, Inc. His date of birth is January 18, 1955.

OFFICERS
GALAN G. DAUKAS, CFA - Chief Financial Officer since September 2002; Chief Operating Officer of The Managers Funds LLC since June 2002. He also serves as Chief Financial Officer of Managers AMG Funds, Managers Trust I and Managers Trust II since September 2002. He was Chief Operating Officer and Chairman of the Management Committee of Harbor Capital Management Company, Inc. from 2000-2002. From 1991-2000, he was a Managing Director and later Chief Operating Officer of Fleet Investment Advisors. His date of birth is October 24, 1963.

DONALD S. RUMERY - Treasurer and Secretary; Director, Finance and Planning of The Managers Funds LLC (formerly The Managers
Funds, L.P.) since December 1994.  Treasurer and Chief
Financial Officer of Managers Distributors, Inc. since

                               11
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----------------------------------------------------------------
TRUSTEES AND OFFICERS (continued)
----------------------------------------------------------------
December 2000. He also serves as Treasurer of Managers AMG
Funds, and Treasurer and Secretary of Managers Trust I and
Managers Trust II. From March 1990 to December 1994, he was a
Vice President of Signature Financial Group. His date of birth is May 29, 1958.



---------------------------------
(1) Mr. Healey is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with, and interest in securities of, Affiliated Managers Group, Inc.
Mr. Lebovitz is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with The Managers Funds LLC and Managers Distributors, Inc.

                               12
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                       [LOGO:  MANAGERS]
                       -----------------
ADMINISTRATOR
-------------
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

DISTRIBUTOR
-----------
Managers Distributors, Inc.
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

CUSTODIAN
---------
The Bank of New York
101 Barclay Street
New York, NY 10286

LEGAL COUNSEL
-------------
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109-2881

TRANSFER AGENT
--------------
Boston Financial Data Services, Inc.
attn: The Managers Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682

FOR MANAGERSCHOICE ONLY
-----------------------
PFPC Brokerage Services, Inc.
P.O. Box 61487
King of Prussia, Pennsylvania 19406
(800) 358-7668

TRUSTEES
--------
Jack W. Aber
William E. Chapman, II
Sean M. Healey
Edward J. Kaier
Peter M. Lebovitz
Madeline H. McWhinney
Steven J. Paggioli
Eric Rakowski
Thomas R. Schneeweis

                       [LOGO:  MANAGERS]
                       -----------------

THE MANAGERS FUNDS                        MANAGERS AMG FUNDS
EQUITY FUNDS:                             EQUITY FUNDS:
------------------                        ------------------
VALUE FUND                                ESSEX AGGRESSIVE GROWTH FUND
  Armstrong Shaw Associates Inc.            Essex Investment
  Osprey Partners Investment Mgmt., LLC     Management Company, LLC

CAPITAL APPRECIATION FUND                 FRONTIER GROWTH FUND
  Essex Investment Management Co., LLC    FRONTIER SMALL COMPANY VALUE FUND
  Holt-Smith & Yates Advisors, Inc.         Frontier Capital Management Co., LLC

SMALL COMPANY FUND                        FIRST QUADRANT TAX-MANAGED
  Kalmar Investment Advisers, Inc.        EQUITY FUND
                                            First Quadrant, L.P.

SPECIAL EQUITY FUND                       RORER LARGE-CAP FUND
  Donald Smith & Co., Inc.                RORER MID-CAP FUND
  Pilgrim Baxter & Associates, Ltd.         Rorer Asset Management, LLC
  Westport Asset Management, Inc.
  Kern Capital Management LLC             SYSTEMATIC VALUE FUND
  Skyline Asset Management, L.P.            Systematic Investment Management, LLP

INTERNATIONAL EQUITY FUND                 BURRIDGE SMALL CAP GROWTH FUND
  Deutsche Asset Management                 The Burridge Group LLC
  Bernstein Investment Research & Mgmt.
  Mastholm Asset Management, L.L.C.

EMERGING MARKETS EQUITY FUND
  Rexiter Capital Management Limited

U.S. STOCK MARKET PLUS FUND
  Smith Breeden Associates, Inc.

Income Funds:
-------------
BOND FUND
  Loomis, Sayles & Co. L.P.

GLOBAL BOND FUND
  Loomis, Sayles & Co. L.P.

INTERMEDIATE DURATION GOVERNMENT FUND
  Smith Breeden Associates, Inc.

INTERMEDIATE BOND FUND
  Loomis, Sayles & Co. L.P.

SHORT DURATION GOVERNMENT FUND
  Smith Breeden Associates, Inc.

TOTAL RETURN BOND FUND
  Merganser Capital Management LP

MONEY MARKET FUND
  J.P. Morgan Fleming Asset Management
    (USA), Inc.


This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective Prospectus, which is available by calling 1-800-835-3879. Distributed by
Managers Distributors, Inc., a NASD member.


                     www.managersfunds.com
                      www.managersamg.com

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